Other financial information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Apr. 30, 2021
Other financial information [line items]
Total commitments given	€ 210,261	€ 221,136
Agreements concerning the provision of facilities	296	260
Total commitments received	296	260
Contract CRO with Pharmaceutical Research Associates B.V.
Other financial information [line items]
Total commitments given	158,600
Amount committed to pay			€ 13,300
CRO
Other financial information [line items]
Total commitments given	175,461	183,366
CMO
Other financial information [line items]
Total commitments given	6,846	5,733
Lease
Other financial information [line items]
Total commitments given	7,592	8,595
Other
Other financial information [line items]
Total commitments given	20,361	€ 23,442
Pharmaceutical Research Associates
Other financial information [line items]
Total commitments given	254,300
Pharmaceutical Research Associates | Minimum
Other financial information [line items]
Bonus or malus capped amount	700
Pharmaceutical Research Associates | Maximum
Other financial information [line items]
Bonus or malus capped amount	3,400
CTTQ
Other financial information [line items]
Amount committed to pay	€ 20,200